PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks 98.6%
Biotechnology 35.6%
AbbVie, Inc.	614,906	$74,268,347
Allakos, Inc.*(a)	71,265	6,353,987
Amicus Therapeutics, Inc.*	1,709,278	19,468,676
Apellis Pharmaceuticals, Inc.*	1,232,707	81,173,756
Argenx SE (Netherlands), ADR*(a)	170,824	56,546,160
BioNTech SE (Germany), ADR*(a)	214,536	70,623,106
Blueprint Medicines Corp.*	265,418	24,755,537
Burning Rock Biotech Ltd. (China), ADR*	666,882	12,424,012
C4 Therapeutics, Inc.*	209,981	8,426,538
Caribou Biosciences, Inc.*	237,975	6,472,920
Centessa Pharmaceuticals PLC, ADR*	219,590	4,841,960
CRISPR Therapeutics AG (Switzerland)*	283,852	35,467,307
Denali Therapeutics, Inc.*(a)	159,975	8,510,670
Fate Therapeutics, Inc.*	543,958	39,844,923
Genetron Holdings Ltd. (China), ADR*	870,529	11,569,330
Graphite Bio, Inc.*(a)	218,767	4,274,707
I-Mab (China), ADR*	113,850	8,074,242
Intellia Therapeutics, Inc.*(a)	503,094	80,761,680
Karuna Therapeutics, Inc.*	61,491	7,311,280
Kymera Therapeutics, Inc.*	138,006	8,575,693
Mirati Therapeutics, Inc.*	103,906	17,635,965
Monte Rosa Therapeutics, Inc.*(a)	218,779	7,808,223
Natera, Inc.*	451,325	53,450,420
Novavax, Inc.*(a)	89,000	21,230,060
Nurix Therapeutics, Inc.*(a)	243,617	7,842,031
ORIC Pharmaceuticals, Inc.*(a)	355,000	7,841,950
PMV Pharmaceuticals, Inc.*	264,824	8,037,408
Praxis Precision Medicines, Inc.*(a)	145,260	2,886,316
ProQR Therapeutics NV (Netherlands)*	1,725,935	11,529,246
Seagen, Inc.*	158,227	26,518,845
SpringWorks Therapeutics, Inc.*	307,952	23,127,195
Turning Point Therapeutics, Inc.*	342,997	26,417,629
Vertex Pharmaceuticals, Inc.*	296,916	59,469,306
Verve Therapeutics, Inc.*	269,745	18,871,360
Zai Lab Ltd. (China), ADR*	255,009	36,848,801
		899,259,586
Health Care Services 2.9%
Accolade, Inc.*(a)	222,005	10,518,597
agilon health, Inc.*(a)	299,263	10,474,205
Guardant Health, Inc.*	320,529	40,793,726

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Services (cont’d.)
Innovage Holding Corp.*	348,486	$5,237,745
Talkspace, Inc.*	1,115,678	5,857,309
		72,881,582
Health Care Equipment 17.6%
Axonics, Inc.*(a)	210,902	15,813,432
Danaher Corp.	344,360	111,627,738
Dexcom, Inc.*	172,269	91,202,654
Hologic, Inc.*	405,384	32,086,144
Inari Medical, Inc.*	62,890	5,148,175
Intuitive Surgical, Inc.*	50,955	53,684,150
Nevro Corp.*	122,098	14,895,956
NuVasive, Inc.*(a)	270,442	16,805,266
Outset Medical, Inc.*	247,476	12,198,092
Shockwave Medical, Inc.*	199,605	42,757,387
Sight Sciences, Inc.*(a)	28,378	805,651
Tandem Diabetes Care, Inc.*	196,883	22,084,366
Treace Medical Concepts, Inc.*	76,672	1,935,968
Zimmer Biomet Holdings, Inc.	156,879	23,602,445
		444,647,424
Health Care Supplies 3.5%
Align Technology, Inc.*	88,856	62,998,904
Cooper Cos., Inc. (The)	58,881	26,538,256
		89,537,160
Health Care Technology 2.3%
Phreesia, Inc.*	441,719	31,604,994
Teladoc Health, Inc.*(a)	182,009	26,285,740
		57,890,734
Life Sciences Tools & Services 15.3%
10X Genomics, Inc. (Class A Stock)*	76,225	13,409,502
Akoya Biosciences, Inc.*	176,846	2,824,231
Avantor, Inc.*	880,636	34,732,284
Bio-Rad Laboratories, Inc. (Class A Stock)*	14,475	11,649,769
Illumina, Inc.*	62,744	28,684,047
IQVIA Holdings, Inc.*	195,647	50,815,395
Lonza Group AG (Switzerland)	15,748	13,325,571
Olink Holding AB (Sweden), ADR*(a)	113,980	3,648,500
PolyPeptide Group AG, 144A*	67,986	9,866,809

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
QIAGEN NV*	283,217	$15,809,173
Rapid Micro Biosystems, Inc. (Class A Stock)*	91,269	1,724,984
Repligen Corp.*	66,998	18,959,094
Sartorius Stedim Biotech (France)	114,853	69,767,558
Thermo Fisher Scientific, Inc.	182,871	101,484,261
Wuxi Biologics Cayman, Inc. (China), 144A*	711,951	11,065,576
		387,766,754
Managed Health Care 12.1%
Humana, Inc.	332,979	134,996,346
UnitedHealth Group, Inc.	407,209	169,508,891
		304,505,237
Pharmaceuticals 9.3%
Arvinas, Inc.*	119,634	10,313,647
Catalent, Inc.*	85,768	11,187,578
Eli Lilly & Co.	523,806	135,293,851
Novo Nordisk A/S (Denmark), ADR(a)	397,158	39,703,885
Revance Therapeutics, Inc.*(a)	573,343	15,354,126
Viatris, Inc.	1,396,892	20,436,530
Zhaoke Ophthalmology Ltd. (Hong Kong), 144A (original cost $3,713,125; purchased 04/22/21)*(f)	1,697,857	1,574,945
		233,864,562

Total Common Stocks (cost $1,453,447,098)		2,490,353,039
Preferred Stock 0.0%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $1,800,000; purchased 08/31/12)*^(f)	3,063,048	643,240

Units
Warrants* 0.1%
Biotechnology
Aileron Therapeutics, Inc., expiring 03/29/24 (original cost $116,418; purchased 03/29/19)(f)	895,522	—

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
Description	Units	Value
Warrants (Continued)
Biotechnology (cont’d.)
Immatics NV (Germany), expiring 12/31/25	278,909	$1,098,902

Total Warrants (cost $593,185)		1,098,902

Total Long-Term Investments (cost $1,455,840,283)		2,492,095,181

	Shares
Short-Term Investments 5.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	33,913,491	33,913,491
PGIM Institutional Money Market Fund (cost $99,323,405; includes $99,317,180 of cash collateral for securities on loan)(b)(wa)	99,498,745	99,439,046

Total Short-Term Investments (cost $133,236,896)		133,352,537

TOTAL INVESTMENTS 104.0% (cost $1,589,077,179)		2,625,447,718
Liabilities in excess of other assets (4.0)%		(100,142,546)

Net Assets 100.0%		$2,525,305,172

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $643,240 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,132,639; cash collateral of $99,317,180 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,629,543. The aggregate value of $2,218,185 is 0.1% of net assets.

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2021 (unaudited) (continued)
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).